Accumulated Other Comprehensive Income (Loss) [Text Block]	6 Months Ended
Sep. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Text Block]

10.     ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the changes in Accumulated OCI, net of tax and net of noncontrolling interests, for the six months ended September 30, 2013 and 2014:

	Six months ended September 30,
	2013	2014
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains on investment securities:
Balance at beginning of period	¥1,106,316	¥1,272,723
Net change during the period	140,483	422,648

Balance at end of period	¥1,246,799	¥1,695,371

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of period	¥2,170	¥1,809
Net change during the period	(12)	1,538

Balance at end of period	¥2,158	¥3,347

Defined benefit plans:
Balance at beginning of period	¥(322,537)	¥(206,336)
Net change during the period	17,716	15,220

Balance at end of period	¥(304,821)	¥(191,116)

Foreign currency translation adjustments:
Balance at beginning of period	¥(211,602)	¥289,486
Net change during the period	278,812	10,055

Balance at end of period	¥67,210	¥299,541

Balance at end of period	¥1,011,346	¥1,807,143

The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the six months ended September 30, 2013 and 2014:

	Six months ended September 30,
	2013			2014
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains on investment securities	¥352,629	¥(137,570)	¥215,059	¥735,633	¥(254,399)	¥481,234
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(131,056)	49,545	(81,511)	(59,713)	21,184	(38,529)

Net change	221,573	(88,025)	133,548	675,920	(233,215)	442,705
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			(6,935)			20,057

Net unrealized gains on investment securities attributable to Mitsubishi UFJ Financial Group			140,483			422,648

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains on derivatives qualifying for cash flow hedges	1,294	(502)	792	7,867	(3,118)	4,749
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(1,324)	520	(804)	(5,290)	2,079	(3,211)

Net change	(30)	18	(12)	2,577	(1,039)	1,538
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			—			—

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			(12)			1,538

Defined benefit plans:
Defined benefit plans	16,090	(4,964)	11,126	18,407	(6,864)	11,543
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	10,764	(4,213)	6,551	5,511	(1,908)	3,603

Net change	26,854	(9,177)	17,677	23,918	(8,772)	15,146
Defined benefit plans attributable to noncontrolling interests			(39)			(74)

Defined benefit plans attributable to Mitsubishi UFJ Financial Group			17,716			15,220

Foreign currency translation adjustments:
Foreign currency translation adjustments	296,051	(11,842)	284,209	33,273	(30,644)	2,629
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	968	(922)	46	512	(199)	313

Net change	297,019	(12,764)	284,255	33,785	(30,843)	2,942
Foreign currency translation adjustments attributable to noncontrolling interests			5,443			(7,113)

Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			278,812			10,055

Other comprehensive income attributable to Mitsubishi UFJ Financial Group			¥436,999			¥449,461

The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying condensed consolidated statements of income for the six months ended September 30, 2013 and 2014:

Six months ended September 30, 2013 Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the condensed consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale securities	¥(129,860)		Investment securities gains—net
Other	(1,196)

	(131,056)		Total before tax
	49,545		Income tax expense

	¥(81,511)		Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(1,387)		Interest income on Loans, including fees
Other	63

	(1,324)		Total before tax
	520		Income tax expense

	¥(804)		Net of tax

Defined benefit plans
Net actuarial loss	¥17,667	(1)
Prior service cost	(6,092	)(1)
Loss (gain) on settlements and curtailment, and other	(811	)(1)

	10,764		Total before tax
	(4,213)		Income tax expense

	¥6,551		Net of tax

Foreign currency translation adjustments	¥968		Other non-interest expenses

	968		Total before tax
	(922)		Income tax expense

	¥46		Net of tax

Total reclassifications for the period	¥(120,648)		Total before tax
	44,930		Income tax expense

	¥(75,718)		Net of tax

Note:	(1)	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 7 for more information.

Six months ended September 30, 2014 Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the condensed consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale securities	¥(60,903)		Investment securities gains—net
Other	1,190

	(59,713)		Total before tax
	21,184		Income tax expense

	¥(38,529)		Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(5,069)		Interest income on Loans, including fees
Other	(221)

	(5,290)		Total before tax
	2,079		Income tax expense

	¥(3,211)		Net of tax

Defined benefit plans
Net actuarial loss	¥11,334	(1)
Prior service cost	(5,108	)(1)
Loss (gain) on settlements and curtailment, and other	(715	)(1)

	5,511		Total before tax
	(1,908)		Income tax expense

	¥3,603		Net of tax

Foreign currency translation adjustments	¥512		Other non-interest expenses

	512		Total before tax
	(199)		Income tax expense

	¥313		Net of tax

Total reclassifications for the period	¥(58,980)		Total before tax
	21,156		Income tax expense

	¥(37,824)		Net of tax

Note:	(1)	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 7 for more information.